                                       UAM Funds
                                       Funds for the Informed Investor/sm/


C & B Balanced Portfolio
Annual Report                                                   October 31, 1999

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                                                                   [LOGO OF UAM]

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

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                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Portfolio of Investments..................................................     4

Statement of Assets and Liabilities.......................................     9

Statement of Operations...................................................    10

Statement of Changes in Net Assets........................................    11

Financial Highlights......................................................    12

Notes to Financial Statements.............................................    13

Report of Independent Accountants.........................................    17

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

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

November 10, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Balanced Portfolio for the twelve month period ended October 31, 1999.

For this period, the C & B Balanced Portfolio underperformed its benchmark index. This Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Bond Index. Over this period, the C & B Balanced Portfolio appreciated 3.10% versus 15.13% for the benchmark index. Given our "high quality, low risk" approach and the generous returns for this twelve month period, these results are not out of line with the expectations of the C & B style nor inconsistent with the firm's philosophy. In fact, our results are competitive with other firms who share a similar, conservative style.

As of October 31, 1999, common stocks represented 56% of the portfolio of investments, bonds were 42% and cash reserves were 2%.

Equity Analysis

We believe that our equity investment philosophy and process is designed to produce competitive results during rising markets and strong relative results in flat and down periods.

The period ended October 31, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks, particularly the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

The strong fundamental characteristics of the companies held in the equity portion of the C & B Balanced Portfolio should provide this downside protection. These high quality characteristics include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

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Fixed Income Analysis

C & B's fixed income philosophy is designed to produce the same pattern of results as our equity philosophy. The return on the fixed income portion of the C & B Balanced Portfolio was competitive with the return on the Lehman Government/ Corporate Bond Index. The maturities are in line with the benchmark and the quality of the holdings remains high.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed.

Portfolio changes should not be considered recommendations for action by individual investors.


                       Definition of Comparative Indices
                       ---------------------------------

Composite Index is a customized index which reflects 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Bond Index.

Lehman Government/Corporate Bond Index is an unmanaged fixed income market value-weighted index that combines the Lehman Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed.
All returns are market value weighted inclusive of accrued income.

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

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Growth of a $10,000 Investment

                                 [LINE GRAPH]

                    -----------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN**
                        FOR PERIOD ENDED OCTOBER 31, 1999
                    -----------------------------------------
                                                    Since
                       1 Year       5 Years       12/29/89*
                    -----------------------------------------
                       3.10%        12.74%          10.88%
                    -----------------------------------------

            C & B            S&P             Lehman           60/40
            10000           10000            10000           10000
             9736            8857            10441            9481
            12706           11823            12045           11957
            14068           12999            13311           13192
            15054           14933            15130           15098
            15165           15510            14428           15163
            17869           19606            16759           18541
            20496           24327            17662           21573
            24675           32136            19218           26437
            26788           39206            21192           31164
            27618           49270            21052           35727


 * Beginning of operations. Index comparisons begin on 12/31/89.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

               See definition of comparative indices on page 2.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 55.6%
--------------------------------------------------------------------------------

                                                         Shares         Value
                                                        --------      ---------
APPAREL/TEXTILES -- 0.8%
   V.F...............................................      3,500      $ 105,219
                                                                      ---------

AUTOMOTIVE -- 3.2%
   Dana..............................................      2,000         59,125
   Eaton.............................................      3,200        240,800
   Snap-On...........................................      5,100        154,913
                                                                      ---------
                                                                        454,838
                                                                      ---------
BANKS -- 2.2%
   First Union.......................................      2,800        119,525
   State Street*.....................................      2,500        190,312
                                                                      ---------
                                                                        309,837
                                                                      ---------
BEAUTY PRODUCTS -- 0.7%
   Avon Products.....................................      3,000         96,750
                                                                      ---------
CHEMICALS -- 0.8%
   Nalco Chemical....................................      2,000        105,625
                                                                      ---------
CONSTRUCTION -- 1.9%
   Sherwin-Williams..................................     11,800        264,025
                                                                      ---------
CONSUMER DURABLES -- 1.1%
   Corning...........................................      2,000        157,250
                                                                      ---------
CONSUMER NON-DURABLES -- 3.3%
   Hasbro............................................     11,000        226,875
   NIKE..............................................      4,200        237,037
                                                                      ---------
                                                                        463,912
                                                                      ---------
DEFENSE AND AEROSPACE -- 1.0%
   Raytheon Company, Cl B............................      5,000        145,625
                                                                      ---------
DRUGS -- 3.4%
   Bristol-Myers Squibb..............................      3,500        268,844
   Merck & Company...................................      2,700        214,819
                                                                      ---------
                                                                        483,663
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                         Shares         Value
                                                        --------      ---------

ELECTRICAL SERVICES -- 2.2%
   Duke Energy.......................................      5,600      $ 316,400
                                                                      ---------
ELECTRONICS -- 3.9%
   Molex.............................................      7,500        247,500
   Motorola..........................................      2,200        214,363
   W.W. Grainger.....................................      2,000         84,750
                                                                      ---------
                                                                        546,613
                                                                      ---------
ENERGY -- 5.2%
   Exxon.............................................      3,200        237,000
   Enron.............................................      4,800        191,700
   Royal Dutch Petroleum (ADR).......................      5,000        299,688
                                                                      ---------
                                                                        728,388
                                                                      ---------
FINANCIAL SERVICES -- 4.2%
   Marsh & McLennan..................................      2,500        197,656
   MBIA..............................................      3,900        222,544
   Countrywide Credit Industries.....................      5,000        169,687
                                                                      ---------
                                                                        589,887
                                                                      ---------
FOOD,BEVERAGE & TOBACCO -- 6.0%
   Anheuser-Busch....................................      3,300        236,981
   Bestfoods.........................................      3,000        176,250
   Ralston Purina Group*.............................      5,400        169,762
   UST...............................................      3,000         83,062
   Whitman...........................................     13,900        180,700
                                                                      ---------
                                                                        846,755
                                                                      ---------
GAS UTILITIES -- 0.9%
   NICOR*............................................      3,200        124,000
                                                                      ---------
INSURANCE -- 2.4%
   Aon...............................................      4,000        142,000
   Unumprovident.....................................      6,000        197,625
                                                                      ---------
                                                                        339,625
                                                                      ---------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

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--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                         Shares         Value
                                                        --------      ---------
MACHINERY -- 1.5%
   Dover.............................................      4,900      $ 208,556
                                                                      ---------
MEDICAL PRODUCTS -- 1.1%
   Becton, Dickinson & Company.......................      6,000        152,250
                                                                      ---------
MULTI-INDUSTRY -- 0.9%
   National Service Industries.......................      4,000        129,000
                                                                      ---------
OFFICE EQUIPMENT -- 3.1%
   Pitney Bowes......................................      4,300        195,919
   Xerox.............................................      8,500        238,000
                                                                      ---------
                                                                        433,919
                                                                      ---------
RETAIL -- 3.9%
   Delhaize America..................................      3,333         62,702
   Dollar General....................................      4,300        113,413
   Family Dollar Stores..............................      5,400        111,375
   McDonald's........................................      3,000        123,750
   Wendy's International.............................      6,000        143,250
                                                                      ---------
                                                                        554,490
                                                                      ---------
SERVICES -- 1.9%
   SYSCO.............................................      7,000        269,063
                                                                      ---------
TOTAL COMMON STOCKS
   (Cost $7,005,171).................................                 7,825,690
                                                                      ---------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 16.0%
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount
                                                       --------

CONSUMER NON-DURABLES -- 7.4%
   Clorox
      8.800%, 07/15/01..............................  $1,000,000      1,036,110
                                                                     ----------
DEFENSE & AEROSPACE -- 3.5%
   Boeing
      6.350%, 06/15/03..............................     500,000        495,090
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

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--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS- continued
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount          Value
                                                       --------      ----------

ENERGY -- 1.8%
   Amoco Canada
      7.250%, 12/01/02 .............................  $  250,000     $  254,265
                                                                     ----------
FOOD,BEVERAGE,& TOBACCO -- 3.3%
   Philip Morris
      6.375%, 02/01/06 .............................     500,000        463,110
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $2,255,198) ...............................                  2,248,575
                                                                     ----------

--------------------------------------------------------------------------------
U.S.GOVERNMENT AND AGENCY SECURITIES -- 25.6%
--------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
   7.500%, 02/11/02 ................................   1,000,000      1,025,160
                                                                     ----------
U.S.TREASURY BOND -- 7.8%
   7.500%, 11/15/16 ................................   1,000,000      1,103,440
                                                                     ----------
U.S.TREASURY NOTES -- 10.5%
   6.125%, 08/15/07 ................................   1,000,000        996,090
   5.500%, 02/15/08 ................................     500,000        479,610
                                                                     ----------
                                                                      1,475,700
                                                                     ----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
   (Cost $3,555,585) ...............................                  3,604,300
                                                                     ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount           Value
                                                        ------           -----

REPURCHASE AGREEMENT -- 1.1%
  Chase Securities, Inc
    5.15%, dated 10/29/99, due 11/01/99, to be
    repurchased at $152,065, collateralized by
    $152,517 of various U.S. Treasury Bills and
    U.S. Treasury Notes, valued at $152,004
    (Cost $152,000)..................................  $152,000     $   152,000
                                                                    -----------
TOTAL INVESTMENTS -- 98.3%
   (Cost $12,967,954) (a)............................                13,830,565
                                                                    -----------
OTHER ASSETS AND LIABILITIES (NET)-- 1.7%............                   244,086
                                                                    -----------
TOTAL NET ASSETS -- 100.0%...........................               $14,074,651
                                                                    ===========

  *  Non-Income Producing Security.
(a) The cost for federal income tax purposes was $12,985,215. At October 31, 1999, net unrealized appreciation for all securities was $845,350. This consisted of aggregate gross unrealized appreciation for all securities of $1,439,093 and aggregate gross unrealized depreciation for all securities of $593,743.


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                                        OCTOBER 31, 1999

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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost................................................................................................    $12,967,954
                                                                                                                        ===========

Investments, at Value-- Note A......................................................................................    $13,830,565
Cash................................................................................................................          1,555
Dividends Receivable................................................................................................          8,904
Interest Receivable.................................................................................................        123,614
Receivable for Investments Sold.....................................................................................        182,201
Other Assets........................................................................................................          1,467
                                                                                                                        -----------

   Total Assets.....................................................................................................     14,148,306
                                                                                                                        ===========

Liabilities
Payable for Investments Purchased...................................................................................         35,321
Payable for Investment Advisory Fees -- Note B......................................................................            602
Payable for Administrative Fees-- Note C............................................................................         10,545
Payable for Custodian Fees-- Note D.................................................................................            958
Payable for Directors' Fees -- Note F................................................................................            623

Other Liabilities...................................................................................................         25,606
                                                                                                                        -----------

   Total Liabilities................................................................................................         73,655
                                                                                                                        -----------

Net Assets..........................................................................................................    $14,074,651
                                                                                                                        ===========

Net Assets Consist of:
Paid in Capital.....................................................................................................    $11,439,653
Undistributed Net Investment Income.................................................................................         53,571
Accumulated Net Realized Gain.......................................................................................      1,718,816
Unrealized Appreciation.............................................................................................        862,611
                                                                                                                        -----------

Net Assets..........................................................................................................    $14,074,651
                                                                                                                        ===========

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (Authorized 25,000,000)............................................      1,288,814
Net Asset Value, Offering and Redemption Price Per Share............................................................         $10.92
                                                                                                                             ======



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    C & B BALANCED PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 1999

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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends.......................................................    $   167,892
Interest........................................................        489,327
                                                                    -----------
   Total Income.................................................        657,219
                                                                    -----------
Expenses
Investment Advisory Fees -- Note B..............................        105,758
Administrative Fees -- Note C...................................        100,336
Printing Fees...................................................         17,633
Audit Fees......................................................         15,598
Registration and Filing Fees....................................         11,621
Custodian Fees -- Note D........................................          5,439
Directors' Fees -- Note F........................................         2,503
Other Expenses..................................................         12,756
Investment Advisory Fees Waived--Note B.........................       (102,289)
                                                                    -----------
   Net Expenses Before Expense Offset...........................        169,355
Expense Offset--Note A..........................................            (22)
                                                                    -----------
   Net Expenses After Expense Offset............................        169,333
                                                                    -----------
Net Investment Income...........................................        487,886
                                                                    -----------
Net Realized Gain on Investments................................      1,753,360
Net Change in Unrealized Appreciation/Depreciation Investments..     (1,575,197)
                                                                    -----------
Net Gain on Investments.........................................        178,163
                                                                    -----------
Net Increase in Net Assets Resulting from Operations............    $   666,049
                                                                    ===========


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

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--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Year Ended         Year Ended
                                                                        October 31,        October 31,
                                                                           1999               1998
                                                                       ------------       ------------


Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ............................................  $    487,886       $    656,469
   Net Realized Gain ................................................     1,753,360          2,981,663
   Net Change in Unrealized Appreciation/Depreciation ...............    (1,575,197)        (1,614,208)
                                                                       ------------       ------------
   Net Increase in Net Assets Resulting from Operations .............       666,049          2,023,924
                                                                       ------------       ------------
Distributions:
   Net Investment Income ............................................      (483,803)          (665,504)
   Net Realized Gain ................................................    (2,992,465)        (2,725,232)
                                                                       ------------       ------------
   Total Distributions ..............................................    (3,476,268)        (3,390,736)
                                                                       ------------       ------------
Capital Share Transactions:(1)
   Issued ...........................................................        44,819          2,954,616
   In Lieu of Cash Distributions ....................................     3,382,467          3,282,923
   Redeemed .........................................................    (6,855,497)        (8,623,476)
                                                                       ------------       ------------
   Net Decrease from Capital Share Transactions: ....................    (3,428,211)        (2,385,937)
                                                                       ------------       ------------
      Total Decrease ................................................    (6,238,430)        (3,752,749)
Net Assets:
   Beginning of Period ..............................................    20,313,081         24,065,830
                                                                       ------------       ------------
   End of Period (Including undistributed net investment income of
      $53,571 and $49,488, respectively) ............................  $ 14,074,651       $ 20,313,081
                                                                       ============       ============
(1) Shares Issued and Redeemed:
   Shares Issued ....................................................         3,943            234,000
   In Lieu of Cash Distributions ....................................       310,292            263,863
   Shares Redeemed ..................................................      (607,643)          (665,567)
                                                                       ------------       ------------
   Net Decrease in Shares Outstanding ...............................      (293,408)          (167,704)
                                                                       ============       ============



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                                 Year Ended October 31,
                                                               --------------------------------------------------------
                                                                 1999        1998        1997        1996        1995
                                                               --------    --------    --------    --------    --------

Net Asset Value, Beginning of Period.........................  $  12.84    $  13.75    $  12.94    $  13.13    $  11.86
                                                               --------    --------    --------    --------    --------
Income from Investment Operations
   Net Investment Income.....................................      0.35        0.41        0.42        0.45        0.52
   Net Realized and Unrealized Gain (Loss)
      on Investments.........................................        --@       0.66        1.98        1.29        1.51
                                                               --------    --------    --------    --------    --------
   Total from Investment Operations..........................      0.35        1.07        2.40        1.74        2.03
                                                               --------    --------    --------    --------    --------
Distributions:
   Net Investment Income.....................................     (0.34)      (0.41)      (0.44)      (0.45)      (0.52)
   Net Realized Gain.........................................     (1.93)      (1.57)      (1.15)      (1.48)      (0.24)
                                                               --------    --------    --------    --------    --------
   Total Distribution........................................     (2.27)      (1.98)      (1.59)      (1.93)      (0.76)
                                                               --------    --------    --------    --------    --------
   Net Asset Value, End of Period............................  $  10.92    $  12.84    $  13.75    $  12.94    $  13.13
                                                               ========    ========    ========    ========    ========
   Total Return+.............................................      3.10%       8.56%      20.39%      14.70%      17.83%
                                                               ========    ========    ========    ========    ========

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)........................  $ 14,075    $ 20,313    $ 24,066    $ 22,629    $ 24,146
Ratio of Expenses to.........................................      1.00%       1.00%       1.00%       1.00%       1.00%
Average Net Assets
Ratio of Net Investment Income to Average
   Net Assets................................................      2.88%       2.97%       3.20%       3.51%       3.80%
Portfolio Turnover Rate......................................        28%         24%         35%         21%         22%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
@ The amount shown for a share outstanding throughout the period does not accord with aggregate net gains on investments for the period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Balanced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
     that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO

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     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center, ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.099% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 1999, the Administrator was paid $100,336, of which $58,849 was paid to CGFSC for their services, $13,526 to DST for their services, and $8,997 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

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UAM FUNDS                                           C & B BALANCED PORTFOLIO

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     G. Purchases and Sales: For the year ended October 31, 1999, the Portfolio made purchases of $4,582,519 and sales of $7,561,967 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases of U.S. Government securities. Sales of long-term U.S. Government securities were $1,625,156.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1999, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 1999, 54.3% of total shares outstanding were held by 1 record shareholder.

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UAM FUNDS                                           C & B BALANCED PORTFOLIO

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REPORT OF INDEPENDENT ACCOUNTANTS
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To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Balanced Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C & B Balanced Portfolio (the "Portfolio"), a portfolio of the UAM Funds, Inc., at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 17, 1999


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Federal Income Tax Information (Unaudited)

The C&B Balanced Portfolio hereby designates $2,992,465 as long-term dividend for the purpose of the dividend paid deduction on the Portfolio's income tax return. For the year ended October 31, 1999, none of dividends paid qualify for the 70% dividend received deduction for corporate shareholders. The percentage of income earned from direct treasury obligations for the year ended October 31, 1999 is 27.8%.

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UAM FUNDS                                           C & B BALANCED PORTFOLIO

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Officers and Directors

Norton H. Reamer                                      Peter M. Whitman, Jr.
Director, President and Chairman                      Director

John T. Bennett, Jr.                                  William H. Park
Director                                              Vice President

Nancy J. Dunn                                         Michael E. DeFao
Director                                              Secretary

Philip D. English                                     Gary L. French
Director                                              Treasurer

William A. Humenuk                                    Robert R. Flaherty
Director                                              Assistant Treasurer

James P. Pappas                                       Robert J. Della Croce
Director                                              Assistant Treasurer
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                       -----------------------------------------
                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.
                                       -----------------------------------------